GOODWILL (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL
Accumulated impairment loss on Goodwill	$ (525,000)	$ (525,000)	$ (525,000)	$ (525,000)